SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss from operations in Hong Kong and others	$ (2,102,016)	$ (10,823,577)
Loss from continuing operations before income taxes	(2,102,016)	(10,823,577)
Tax credit at PRC corporate income tax rate of 25%	(525,504)	(2,762,952)
Non-deductible expenses	272,481	2,707,189
Changes in valuation allowance	253,023	55,763
Total
Mainland China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss from operations in Hong Kong and others	(1,059,365)	(230,731)
HongKong and Others [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss from operations in Hong Kong and others	$ (1,042,651)	$ (10,592,846)